Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

4. Leases

The movements in right-of use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessel	Equipment	Total
As of January 1, 2020	—	1,033	1,033
Additions, net	—	34	34
Depreciation expense	—	(551)	(551)
As of December 31, 2020	—	516	516
Additions, net	84,761	275	85,036
Depreciation expense	(3,110)	(446)	(3,556)
As of December 31, 2021	81,651	345	81,996

On October 26, 2021, GasLog Partners completed the sale and leaseback of the GasLog Shanghai with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessel to third parties. The vessel was sold to CDBL for net proceeds of $117,569. GasLog leased back the vessel under bareboat charter from CDBL for a period of five years with no repurchase option or obligation. This sale and leaseback met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $84,761 and a corresponding lease liability of $57,396.

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2020	2021
As of January 1,	886	444
Additions, net	34	57,671
Lease expense (Note 13)	33	333
Payments	(509)	(2,550)
As of December 31,	444	55,898
Lease liabilities—current portion	332	10,342
Lease liabilities—non-current portion	112	45,556
Total	444	55,898